--------------------------------------------------------------------------------
INVESTMENT GRADE FIXED INCOME
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                               [GRAPHIC OMITTED]

Alliance
Limited Maturity
Government Fund

Annual Report
November 30, 2000

                                 AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                          o Are Not FDIC Insured
                          o May Lose Value
                          o Are Not Bank Guaranteed
                          ---------------------------

    This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2000

                                                     Principal
                                                        Amount
                                                         (000)            Value
--------------------------------------------------------------------------------

U.S. Government Obligations-66.7%
U.S. Treasury Bills-0.0%
   6.054%, 1/11/01
   (cost $9,931) ...............................       $    10       $     9,931
                                                                     -----------

U.S. Treasury Notes-66.7%
   5.875%, 11/15/04 ............................         7,770         7,863,473
   6.00%, 8/15/09 ..............................           665           686,925
   6.50%, 2/15/10 ..............................         3,650         3,906,632
   5.75%, 11/15/05 .............................        24,500        24,867,500
                                                                     -----------
                                                                      37,324,530
                                                                     -----------
Total U.S. Government Obligations
   (cost $36,880,675) ..........................                      37,334,461
                                                                     -----------

Mortgage-Related Securities-11.5%

Collateralized Mortgage Obligations-3.9%
Fixed Rate-2.3%
Asset Securitization Corp.
   Series 1997-MD7 Cl. A1B
   7.41%, 1/13/30 ..............................         1,250         1,266,412
                                                                     -----------

Adjustable Rate-1.6%
Sears Mortgage Securities Corp.
   Series 1992-18A Cl. A1
   8.919%, 9/25/22 .............................           889           890,431
                                                                     -----------

Total Collateralized Mortgage Obligations
   (cost $2,129,653) ...........................                       2,156,843
                                                                     -----------

Federal Home Loan Mortgage Corp.-2.7%
   6.625%, 8/15/02
   (cost $1,497,012) ...........................         1,500         1,511,955
                                                                     -----------

Federal National Mortgage Association-0.0%
   7.50%, 4/01/08
   (cost $511) .................................             0               499
                                                                     -----------


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 1

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Principal
                                                        Amount
                                                         (000)            Value
--------------------------------------------------------------------------------

Stripped Mortgage Backed Securities-4.9%
Banc of America Commercial Mortgage, Inc.
   Series 2000-2 Cl. X, I/O
   0.837%, 8/15/10 .............................       $17,138       $   915,877
CS First Boston Mortgage Securities Corp.
   Series 2000-C1 Cl. AX
   0.586%, 9/15/24(a) ..........................        19,950           769,879
Mortgage Capital Funding, Inc.
   Series 1996-MC2 Cl. X, I/O
   1.96%, 12/21/26 .............................        17,039         1,080,973
                                                                     -----------

Total Stripped Mortgage Backed Securities
   (cost $3,000,056) ...........................                       2,766,729
                                                                     -----------

Total Mortgage-Related Securities
   (cost $6,627,232) ...........................                       6,436,026
                                                                     -----------

Corporate Debt Obligation-2.7%
World Financial Properties Tower-DF,
   Series 1996
   6.95%, 9/01/13(a)
   (cost $1,497,355) ...........................         1,600         1,501,488
                                                                     -----------

Repurchase Agreement-15.1%
State Street Bank & Trust Co. 6.48%,
   dated 11/30/00, due 12/01/00,
   collateralized by $8,638,000,
   SLMA, 5.392%, 7/25/09
   (cost $8,464,000) ...........................         8,464         8,464,000
                                                                     -----------

Total Investments-96.0%
   (cost $53,469,262) ..........................                      53,735,975
Other assets less liabilities-4.0% .............                       2,259,604
                                                                     -----------

Net Assets-100% ................................                     $55,995,579
                                                                     ===========

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, these securities amounted to $2,271,367 or 4.1% of net assets

      Glossary of Terms:

      I/O  - Interest Only
      SLMA - Student Loan Mortgage Association

      See notes to financial statements.


--------------------------------------------------------------------------------
2 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2000

Assets
Investments in securities, at value (cost $53,469,262) .....       $ 53,735,975
Cash .......................................................             43,985
Receivable for investment securities sold ..................         25,333,496
Interest receivable ........................................            252,987
Receivable for capital stock sold ..........................            132,454
                                                                   ------------
Total assets ...............................................         79,498,897
                                                                   ------------
Liabilities
Payable for investment securities purchased ................         22,986,755
Payable for capital stock redeemed .........................            183,601
Dividends payable ..........................................             66,118
Distribution fee payable ...................................             33,020
Advisory fee payable .......................................             30,449
Accrued expenses and other liabilities .....................            203,375
                                                                   ------------
Total liabilities ..........................................         23,503,318
                                                                   ------------
Net Assets .................................................       $ 55,995,579
                                                                   ============
Composition of Net Assets
Capital stock, at par ......................................       $      6,157
Additional paid-in capital .................................         80,210,831
Undistributed net investment income ........................            106,793
Accumulated net realized loss on investments,
   options and futures transactions ........................        (24,594,915)
Net unrealized appreciation of investments .................            266,713
                                                                   ------------
                                                                   $ 55,995,579
                                                                   ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($23,607,997 / 2,593,361 shares of capital stock
   issued and outstanding) .................................              $9.10
Sales charge-4.25% of public offering price ..............                  .40
                                                                          -----
Maximum offering price .....................................              $9.50
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($14,760,179 / 1,623,983 shares of capital stock
   issued and outstanding) .................................              $9.09
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($17,627,403 / 1,939,942 shares of capital stock
   issued and outstanding) .................................              $9.09
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 3

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended November 30, 2000

Investment Income
Interest ...................................                       $  5,061,183
Expenses
Advisory fee ...............................        $  427,985
Distribution fee - Class A .................            81,698
Distribution fee - Class B .................           182,616
Distribution fee - Class C .................           203,497
Transfer agency ............................           150,596
Audit and legal ............................           117,158
Custodian ..................................           114,540
Administrative .............................            98,984
Registration ...............................            51,016
Printing ...................................            38,106
Directors' fees ............................            25,946
Miscellaneous ..............................            11,793
                                                    ----------
Total expenses before interest .............         1,503,935
Interest expense ...........................           290,137
                                                    ----------
Net expenses ...............................                          1,794,072
                                                                   ------------
Net investment income ......................                          3,267,111
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions ............................                         (1,991,325)
Net realized loss on written options
   transactions ............................                             (6,817)
Net realized loss on futures transactions ..                           (100,936)
Net change in unrealized
   appreciation/depreciation of:
   investments .............................                          2,235,572
                                                                   ------------
Net gain on investments ....................                            136,494
                                                                   ------------
Net Increase in Net Assets
   from Operations .........................                       $  3,403,605
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
4 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                 Year Ended         Year Ended
                                                November 30,       November 30,
                                                    2000               1999
                                                ============       ============
Increase (Decrease) in Net Assets
from Operations
Net investment income .....................     $  3,267,111      $   3,781,602
Net realized loss on investments, options
   and futures transactions ...............       (2,099,078)        (3,137,894)
Net change in unrealized
   appreciation/depreciation of
   investments and futures transactions ...        2,235,572         (1,446,904)
                                                ------------      -------------
Net increase (decrease) in net assets from
   operations .............................        3,403,605           (803,196)
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ................................       (1,375,369)        (1,394,955)
   Class B ................................         (795,992)        (1,262,529)
   Class C ................................         (889,951)        (1,086,889)
Tax return of capital
   Class A ................................               -0-          (213,501)
   Class B ................................               -0-          (193,233)
   Class C ................................               -0-          (166,351)
Capital Stock Transactions
Net decrease ..............................      (22,333,522)       (20,538,632)
                                                ------------      -------------
Total decrease ............................      (21,991,229)       (25,659,286)
Net Assets
Beginning of period .......................       77,986,808        103,646,094
                                                ------------      -------------
End of period .............................     $ 55,995,579      $  77,986,808
                                                ============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 5

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2000

NOTE A

Significant Accounting Policies

Alliance Limited Maturity Government Fund, Inc. (the "Fund") was incorporated in the state of Maryland on April 8, 1992 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.


--------------------------------------------------------------------------------
6 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .65% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $98,984 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $84,911 for the year ended November 30, 2000.

For the year ended November 30, 2000, the Fund's expenses were reduced by $4,710 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $39,763, $86,682 and $13,080 in contingent deferred sales charges imposed upon redemptions by


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 7

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2000.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $573,307 and $3,742,110 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $15,274,054 and $27,561,656, respectively, for the year ended November 30, 2000. There were purchases of $370,905,781 and sales of $393,299,001 of U.S. government and government agency obligations for the year ended November 30, 2000.

At November 30, 2000, the cost of investments for federal income tax purposes was $53,562,718. Gross unrealized appreciation of investments was $411,080 and gross unrealized depreciation of investments was $237,823 resulting in net unrealized appreciation of $173,257.

At November 30, 2000, the Fund had a net capital loss carryforward of $24,501,458 of which $9,645,920 expires in the year 2002, $7,728,928 expires in the year 2003, $1,668,167 expires in the year 2004, $250,987 expires in the year 2005, $3,192,394 expires in the year 2007 and $2,015,062 expires in the year 2008.

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the con-


--------------------------------------------------------------------------------
8 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

tract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At November 30, 2000, the Fund had no outstanding futures contracts.

2. Interest Rate Swap Agreements

The Fund enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of investments are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains on investment transactions. There were no outstanding interest rate swap contracts at November 30, 2000.

3. Options Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which ex-


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 9

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

pire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

There were no written options during the year ended November 30, 2000.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                        ---------------------------------         ----------------------------------
                                     Shares                                     Amount
                        ---------------------------------         ----------------------------------
                          Year Ended           Year Ended           Year Ended            Year Ended
                        November 30,         November 30,         November 30,          November 30,
                                2000                 1999                 2000                  1999
                        ----------------------------------------------------------------------------
Class A
Shares sold                 9,240,431          11,324,771         $ 82,629,787         $ 106,114,644
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               99,953             113,310              894,294             1,047,732
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B               325,035             660,301            2,900,479             6,136,167
----------------------------------------------------------------------------------------------------
Shares redeemed           (10,097,252)        (13,420,957)         (90,327,562)         (125,801,772)
----------------------------------------------------------------------------------------------------
Net decrease                 (431,833)         (1,322,575)        $ (3,903,002)        $ (12,503,229)
====================================================================================================

Class B
Shares sold                 1,711,411           2,901,961         $ 15,275,298         $  26,899,281
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               62,493             108,767              558,601             1,007,191
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                (325,143)           (660,301)          (2,900,479)           (6,136,167)
----------------------------------------------------------------------------------------------------
Shares redeemed            (2,698,842)         (2,994,286)         (24,096,487)          (27,622,898)
----------------------------------------------------------------------------------------------------
Net decrease               (1,250,081)           (643,859)        $(11,163,067)        $  (5,852,593)
====================================================================================================


--------------------------------------------------------------------------------
10 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        ---------------------------------         ----------------------------------
                                     Shares                                     Amount
                        ---------------------------------         ----------------------------------
                          Year Ended           Year Ended           Year Ended            Year Ended
                        November 30,         November 30,         November 30,          November 30,
                                2000                 1999                 2000                  1999
                        ----------------------------------------------------------------------------
Class C
Shares sold                3,384,693            3,106,178         $ 30,225,242          $ 28,753,002
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              75,350              102,244              673,299               945,740
----------------------------------------------------------------------------------------------------
Shares redeemed           (4,272,367)          (3,447,618)         (38,165,994)          (31,881,552)
----------------------------------------------------------------------------------------------------
Net decrease                (812,324)            (239,196)        $ (7,267,453)         $ (2,182,810)
====================================================================================================

NOTE F

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

As of November 30, 2000, the Fund had not entered into reverse repurchase agreements.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2000.

NOTE H

Subsequent Event

On December 8, 2000 all of the Fund's assets were acquired by Alliance Bond Fund-U.S. Government Portfolio (the "Portfolio") pursuant to a plan of reorganization approved by the Fund's shareholders on November 14, 2000. The acquisition was accomplished by a tax-free exchange of 7,633,947 shares of the Portfolio for 6,033,987 shares of the Fund on December 8, 2000. The aggregate net assets of the Fund and the Portfolio immediately before the acquisition were $54,912,070 and $765,580,987, respectively. Immediately after the acquisition the combined net assets of the Portfolio amount to $820,493,057.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 11

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      -------------------------------------------------------------------
                                                                       Class A
                                      -------------------------------------------------------------------
                                                               Year Ended November 30,
                                      -------------------------------------------------------------------
                                          2000           1999           1998           1997          1996
                                      -------------------------------------------------------------------
Net asset value,
   beginning of period ..........     $   9.02       $   9.54       $   9.44       $   9.45      $   9.52
                                      -------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a) ........          .49            .43            .47            .51           .51
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .04           (.45)           .17            .02          (.04)
                                      -------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ...................          .53           (.02)           .64            .53           .47
                                      -------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............         (.45)          (.43)          (.47)          (.52)         (.51)
Distributions in excess of
   net investment income ........           -0-            -0-          (.07)            -0-           -0-
Tax return of capital ...........           -0-          (.07)            -0-          (.02)         (.03)
                                      -------------------------------------------------------------------
Total dividends and
   distributions ................         (.45)          (.50)          (.54)          (.54)         (.54)
                                      -------------------------------------------------------------------
Net asset value,
   end of period ................     $   9.10       $   9.02       $   9.54       $   9.44      $   9.45
                                      ===================================================================
Total Return
Total investment return based
   on net asset value(b) ........         6.14%          (.22)%         6.94%          5.79%         5.11%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............     $ 23,608       $ 27,272       $ 41,493       $ 16,197      $ 16,248
Ratio of expenses to average
   net assets ...................         2.29%          2.48%          3.27%          2.41%         2.22%
Ratio of expenses to average
   net assets excluding
   interest expense .............         1.88%          1.62%          1.68%          1.65%         1.58%
Ratio of net investment
   income to average net
   assets .......................         5.41%          4.75%          4.74%          5.52%         5.44%
Portfolio turnover rate .........          593%           374%           500%           249%          159%

See footnote summary on page 14.


--------------------------------------------------------------------------------
12 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      -------------------------------------------------------------------
                                                                       Class B
                                      -------------------------------------------------------------------
                                                               Year Ended November 30,
                                      -------------------------------------------------------------------
                                          2000           1999           1998           1997          1996
                                      -------------------------------------------------------------------
Net asset value,
   beginning of period ..........     $   9.02       $   9.55       $   9.44       $   9.45      $   9.52
                                      -------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a) ........          .41            .37            .39            .45           .44
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .05           (.47)           .19            .01          (.04)
                                      -------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ...................          .46           (.10)           .58            .46           .40
                                      -------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............         (.39)          (.37)          (.39)          (.45)         (.44)
Distributions in excess of
   net investment income ........           -0-            -0-          (.08)            -0-           -0-
Tax return of capital ...........           -0-          (.06)            -0-          (.02)         (.03)
                                      -------------------------------------------------------------------
Total dividends and
   distributions ................         (.39)          (.43)          (.47)          (.47)         (.47)
                                      -------------------------------------------------------------------
Net asset value,
   end of period ................     $   9.09       $   9.02       $   9.55       $   9.44      $   9.45
                                      ===================================================================
Total Return
Total investment return based
   on net asset value(b) ........         5.28%         (1.04)%         6.30%          5.04%         4.36%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............     $ 14,760       $ 25,910       $ 33,591       $ 33,613      $ 50,386
Ratio of expenses to average
   net assets ...................         3.06%          3.23%          3.84%          3.14%         2.94%
Ratio of expenses to average
   net assets excluding
   interest expense .............         2.58%          2.34%          2.39%          2.39%         2.30%
Ratio of net investment
   income to average net
   assets .......................         4.65%          4.06%          4.10%          4.80%         4.73%
Portfolio turnover rate .........          593%           374%           500%           249%          159%

See footnote summary on page 14.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 13

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      -------------------------------------------------------------------
                                                                       Class C
                                      -------------------------------------------------------------------
                                                               Year Ended November 30,
                                      -------------------------------------------------------------------
                                          2000           1999           1998           1997          1996
                                      -------------------------------------------------------------------
Net asset value,
   beginning of period ..........     $   9.01       $   9.55       $   9.44       $   9.45      $   9.52
                                      -------------------------------------------------------------------
Income From
   Investment Operations
Net investment income(a) ........          .41            .38            .39            .45           .45
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .06           (.49)           .19            .01          (.05)
                                      -------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ...................          .47           (.11)           .58            .46           .40
                                      -------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............         (.39)          (.38)          (.39)          (.45)         (.45)
Distributions in excess of
   net investment income ........           -0-            -0-          (.08)            -0-           -0-
Tax return of capital ...........           -0-          (.05)            -0-          (.02)         (.02)
                                      -------------------------------------------------------------------
Total dividends and
   distributions ................         (.39)          (.43)          (.47)          (.47)         (.47)
                                      -------------------------------------------------------------------
Net asset value,
   end of period ................     $   9.09       $   9.01       $   9.55       $   9.44      $   9.45
                                      ===================================================================
Total Return
Total investment return based
   on net asset value(b) ........         5.39%         (1.15)%         6.30%          5.05%         4.38%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............     $ 17,627       $ 24,805       $ 28,562       $ 28,738      $ 43,457
Ratio of expenses to average
   net assets ...................         3.01%          3.21%          3.84%          3.13%         2.92%
Ratio of expenses to average
   net assets excluding
   interest expense .............         2.57%          2.33%          2.38%          2.37%         2.29%
Ratio of net investment
   income to average net
   assets .......................         4.65%          4.06%          4.11%          4.82%         4.75%
Portfolio turnover rate .........          593%           374%           500%           249%          159%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return.


--------------------------------------------------------------------------------
14 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                     INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and
Board of Directors
Alliance Limited Maturity
Government Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance Limited Maturity Government Fund, Inc., including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Limited Maturity Government Fund, Inc. at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 9, 2001


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 15

-------------------------------
RESULTS OF SHAREHOLDERS MEETING
-------------------------------

RESULTS OF SHAREHOLDERS MEETING
(unaudited)

On November 14, 2000, the Fund's shareholders approved the Agreement and Plan of Reorganization and Liquidation providing for the transfer of all the assets and liabilities of the Fund in exchange for shares of the U.S. Government Portfolio of Alliance Bond Fund Inc.

                                                                           Voted
                                                                        Abstain/
                                          Voted           Voted        Authority
                                            For         Against         Withheld
================================================================================
1. Approval of the Agreement and
   Plan of Reorganization and
   Liquidation:                       3,559,045          91,786         126,464


--------------------------------------------------------------------------------
16 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $474 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 38 of the FORTUNE 100 companies and public retirement funds in 35 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 585 investment professionals in 28 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 10/2/00.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 17

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Biotechnology Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
18 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
Sean Kelleher, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
John J. Rodriguez, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 19

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
20 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

Alliance Limited Maturity Government Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

AllianceCapital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

LMGAR1100